1. NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Notes
1. NATURE OF OPERATIONS

1.NATURE OF OPERATIONS

ZenaTech, Inc. is a technology solutions company that specializes in mission-critical cloud-based software applications integrated with smart hardware to deliver innovative solutions across diverse industries. ZenaTech, Inc. (“ZenaTech” or the “Company”) was incorporated by Articles of Incorporation in the State of Illinois, United States of America (“USA”) on August 31, 2017, under the name ZenaPay, Inc. On August 11, 2020, the name of the Company was changed to ZenaDrone, Inc., and on October 5, 2020, to ZenaTech, Inc. to better reflect the Company’s business activities and its corporate organization.

On December 14, 2018, the Company was domiciled in British Columbia, Canada, through Articles of Continuance pursuant to the provisions of the Business Corporation Act (British Columbia). ZenaTech moved its headquarters to Vancouver during January 2025.

The Common Shares of the Company are listed and posted for trading on the Nasdaq Capital Market under the trading symbol “ZENA”, on the Mexican Stock Exchange (BMV) under the symbol “ZENA”, and on the Frankfurt Stock Exchange under the trading symbol “49Q”. Nasdaq is the Company's primary trading market.

The Company’s principal address and office is located at 777 Hornby Street, Suite 1460, Vancouver, British Columbia V6Z 1S4 Canada and its telephone number is (647) 249-1622. The Company’s registered and records office is located at Suite 1000 – 595 Burrard Street, Vancouver, British Columbia V7X 1M8 Canada.

The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov. Our internet website is http://www.zenatech.com.

ZenaTech operated in the software business as it incurred expenses developing its drone business until December 31, 2024. In 2025 the Company began generating revenues in the survey business through acquisitions and now it operates in two segments: (i) software development technology, sales, and distribution and (ii) survey services (DaaS) . The Company intends to deliver these services using its internally developed drones and related technologies. ZenaTech, Inc. is the parent-holding company that operates through wholly owned subsidiary companies as described below.

Enterprise as a Software Companies

ZenaTech specializes in the development of mission-critical cloud-based software applications that can be integrated with smart hardware to create innovative solutions for companies in a variety of industries. See a list of the software industries and customer serviced below.

•ZenaTech, Inc. (“ZenaTech”), originally incorporated under the name ZenaPay, Inc., a British Columbia, Canada, company, provides cloud-based enterprise safety and compliance management software and mobile solutions that can be utilized in a variety of industries including for field management services

•PacePlus, Inc.(“PacePlus”) is a Wyoming, USA corporation that provides cloud-based enterprise software solutions for the medical records industry, with its subsidiaries,

•SystemView, Inc. (“SystemView”) is a Wyoming, USA corporation that provides software solutions for the automated facility management industry, and,

•ZigVoice, Inc. (“ZigVoice”) is a Wyoming, USA corporation that provides software solutions for the contact center industry.

•WorkAware, Inc. (“WorkAware”), a Wyoming, USA company, provides cloud-based enterprise safety and compliance management software and mobile solutions that can be utilized in a variety of industries including field management services,

•TillerStack, GmbH., a German corporation, provides cloud-based enterprise field service management software and mobile solutions for variety of industries.

•PsPortals, Inc. (“PsPortals”), a Delaware, USA corporation, provides browser-based enterprise software applications for public safety.

•Ecker Capital, Inc. (“Ecker”), a holding company for,

•Interactive Systems, Inc., a software inventory management company,

•interlinkONE, Inc., a SaaS cloud-based solutions for warehouse and inventory fulfillment company, and,

•ESM Software, Inc., a software technology provider specializing in developing business strategy management solutions.

•ZooOffice, Inc., DBA Jadian, a global software and services company that provides complete solutions for companies managing compliance, and its subsidiary,

•DeskFlex, Inc., provides smart desk booking and office hoteling software solutions,

•Othership, Limited (“Othership”), a United Kingdom limited liability company, provides software for workplace scheduling and management solutions to remote businesses and individuals, and

Enterprise as a Survey Companies and Drone Technology

During 2025, in connection with our Drone as a Service business, ZenaTech acquired the companies from the list below starting with Weddle Surveying, Inc. in January 2025 and has reported revenue from this industry during 2025. See a list of the drone industries and customers serviced below.

•ZenaDrone, Inc. (“ZenaDrone WY”) a Wyoming, USA, company, and its subsidiaries,

•ZenaDrone Limited, an Irish entity established for the Irish and European Union drone sales and drone services operations to register with the Irish Aviation Authority.

•ZenaDrone Manufacturing, Inc., an Arizona corporation established to manufacture drones in the United States of America002E

•ZenaDrone Trading LLC (“ZenaDrone LLC”), a Dubai, United Arab Emirates (“UAE”) corporation established for the drone commercial, marketing and sales of drone operations with its subsidiary,

•ZenaDrone Manufacturing (FZE) (“ZenaDrone FZE”), a Sharjah, UAE company established for the manufacturing of drones and batteries.

•Drone as a Service, Inc, a Wyoming Corporation, opened for operations in the drone industry.

•Spider Vision Sensors, Ltd., opened in anticipation of opening a sensors and component manufacturing facility in Taipei, Taiwan and to supply components which will be used in the ZenaDrone products.

•Weddle Surveying, Inc., (‘Weddle”) a Tigard, Oregon, company, serves residential and commercial clients within the Portland Metropolitan region and surrounding areas of Northwest Oregon and Southwest Washington.

•KJM Land Surveying, Inc. (“KJM”), based in Pensacola, Florida, provides a range of professional land surveying services, including boundary surveys, ALTA surveys, as-built surveys, topographic surveys, and elevation certificates to residential, commercial, and construction customers.

•Landtec Construction Surveying, DBA Wallace Surveying Corporation, (“Wallace”) of West Palm Beach, Florida, a well-established land survey company, provides construction and land development surveys delivering accurate and reliable data that supports project planning and design for developers, contractors, engineers, and architect customers.

•Survey East, Inc., DBA Miller Land Surveying Corporation (“Miller”) of Lake Worth, Florida, is a land survey and mapping company in the Palm Beach Country area of South Florida.

•Empire Land Surveying (“Empire”) of Pensacola, Florida, is a land survey company with over twenty years of experience providing residential and ALTA surveys. The Company operates in Pensacola, Florida area and its surroundings.

•Laventure & Associates, Inc., (“Laventure”) of Fort Pierce, Florida is a land surveying, mapping, and service corporation with in-house expertise to service the powerline inspection market. Atlantic Civil Engineering, Inc., a Port St. Lucie, Florida corporation, is a civil engineering firm servicing Florida and neighboring states. Both Laventure and Advanced Civil Engineering, Inc. operate under the Laventure name.

•Morgan Surveying, Inc., (“Morgan”) of Greensboro, North Carolina, is a land surveying firm with a strong portfolio of municipal, county and private sector clients. Morgan operates in Guilford County and surrounding areas.

•Cardinal Civil Resources (“Cardinal”) of Williamsburg, Virginia, is a land surveying and engineering firm with operations across Virginia, North Carolina, and South Carolina.

•Lescure Engineers, Inc. (“Lescure”) of Santa Rosa, California, a civil engineering and land surveying firm. Lescure Engineers provides full-service civil engineering since 1979, land surveying, and development planning solutions, with expertise spanning water and wastewater systems, utility and drainage planning, commercial and winery permit applications, construction and subdivisions.

•A&J Land Surveyor, Inc. (“A&J”), a Jacksonville, Florida, land-based survey and engineering firm founded in 1995, specializes in complex surveying projects across aviation, utility, and infrastructure, with expertise in runway surveys, hangar projects, and utility development. The firm is well established in Jacksonville and has longstanding relationships with leading regional aviation and utility authorities.

•Putt Land Surveying, Inc. (“Putt”), a Tucson, Arizona firm, a land survey founded more than forty years ago, with established clients including City of Tucson, school districts, and a range of public and private sector clients.

•Rampart Surveys Inc. (“Rampart”), of Woodland Park, Colorado, a land survey firm with nearly three decades of experience. Rampart has established a reputation for providing boundary, land title, topographic, and construction staking surveys for commercial projects across central Colorado while maintaining strong relationships with various regional governments and private-sector clients across multiple counties.

•Smith Surveying Group LLC (“Smith”), of Jacksonville, Forida, a land surveying and inspection firm with longstanding expertise and clients across municipal, aviation, and commercial markets. Smith has an established presence in Jacksonville’s public sector and commercial markets across many of the region’s infrastructure, development and land-use projects.

•Vara 3D Inc. (“Vara”), of the Salt Lake City, Utah area, a surveying and 3D mapping company. Vara serves clients across Utah with a strong footprint in California’s solar energy ecosystem. Vara specializes in commercial, residential, and solar energy firm projects with a broad base of recurring clients. Their services include land surveying, 3D mapping, and construction staking, as well as commercial and utility-scale solar facility and solar array planning.

•Holt Surveying & Mapping, Inc. (“Holt”), of Spokane, Washington, a land surveying services with operations across Washington state and Northern Idaho. Holt maintains established customer relationships in the Pacific Northwest construction and infrastructure markets.

•L.D. King Engineering Co. Inc. (“L.D. King”) of Ontario, California. They are a civil engineering and land surveying firm with over sixty years of experience providing surveying, engineering, land development, construction management, planning, and quality control services.

•Andrew Spiewak Land Surveyor, Inc. (“Andrew”), of the Chicago, Illinois area, a land surveying and engineering consulting service firm. Andrew provides services to local builders, developers, architects, and engineers.

•Sunrise Window Cleaners (“Sunrise”) of Hammonds Plains, Nova Scotia. They are a window cleaning company with over fifteen years of experience providing window cleaning and related exterior maintenance services.

•Casado Design Ltd. (“Casado”) of Weston-super-Mare, England, UK-based corporation, with almost 15 years of experience in conducting land surveys and CAD (Computer-Aided Design) services with 3D modelling and design.

ZenaTech listed its common stock on Nasdaq.com, a New York stock trading exchange, under the ticker ‘ZENA’ on October 1, 2024.

The Company acquired the following companies and patents during the last quarter of 2024: (i) ZooOffice, Inc. from Epazz, which develops cloud business software products for businesses and government (ii) Ecker Capital, LLC., from Ameritek Ventures Inc., which is a software developer for warehouse software products (to be used in developing the Company's IQ drone series) (iii) a design patent from Epazz that allows for the ZenaDrone 1000 to be able to generate lift from its body design and increasing payload capacity, and (iv) a utility patent from Epazz that allows for the ZenaDrone 1000 to be recharged remotely without human assistance. In consideration for the acquisitions, the Company issued Common Shares, Super Voting shares and preferred shares.

ZenaDrone, WY, with its subsidiaries and ZenaDrone LLC with its subsidiaries, collectively “ZenaDrone,” operate in the drone industry and have separate production processes, customers and sales distribution systems. ZenaDrone entities were a cost center for the current period, and the year ended December 31, 2024. ZenaDrone, LLC became a separate financial reporting segment in 2025 and is consolidated under Drone as a Service (“DaaS”).

ZenaTech acquired Weddle Surveying, Inc., a Tigard, Oregon based professional land surveying company, on January 14, 2025. Weddle serves residential and commercial clients within the Portland Metropolitan region and surrounding areas of Northwest Oregon and Southwest Washington.

ZenaTech acquired KJM Land Surveying, Inc. based in Pensacola, Florida, on January 22, 2025. KJM provides a range of professional land surveying services, including boundary surveys, ALTA surveys, as-built surveys, topographic surveys, and elevation certificates to residential and commercial and construction sectors for over thirty years.

ZenaTech opened Spider Vision Sensors, Ltd, a new business in Taiwan in February 2025. Spider Vision Sensors will help the company with sensors manufacturing while developing a partnership in East Asia to sell to the growing defense market in that region.

ZenaTech bought Othership, Limited, a United Kingdom company on March 18th, 2025. Othership is a workspace and collaborative workplace software company providing workplace scheduling and management solutions to remote-first businesses and individuals. This acquisition will expand ZenaTech’s internal expertise in developing applications using quantum computing across both AI drone and enterprise SaaS areas, where we see growing demand and revenue opportunities.

ZenaTech acquired Wallace Surveying Corporation (“Wallace”) of West Palm Beach, Florida, on April 2nd, 2025. Wallace is a well-established land survey company with thirty years of experience providing construction and land development surveys delivering accurate and reliable data that supports project planning and design for developers, contractors, engineers, and architect customers.

ZenaTech acquired Miller Land Surveying Corporation DBA Survey East II (“Miller”) of Lake Worth, Florida, on April 7th, 2025. The firm is a land survey and mapping company with a 40-year history and deep portfolio of business customers in the Palm Beach County area of South Florida.

ZenaTech acquired Laventure & Associates, Inc., on May 21, 2025. Laventure is a Fort Pierce, Florida, land surveying, mapping, and service firm with in-house expertise to service the powerline inspection market. Atlantic Civil Engineering, Inc., a Port St. Lucie, Florida corporation, is a civil engineering firm servicing Florida and neighboring states. Both Laventure and Atlantic Civil Engineering operate under the Laventure name.

ZenaTech acquired Empire Land Surveying of Pensacola, Florida, on June 9, 2025. The acquired company, Empire Land Surveying, is a Pensacola Florida-based surveying firm with over two decades of expertise and replete customer relationships for topographic, boundary and control surveys.  and will serve as strategic bolt-on to the January 2025 acquisition ZenaTech completed of KJM Land Surveying, further adding reach, capacity, and business and government customers in Northwest Florida and the company’s Southeast US region.

Morgan Land Surveying, Inc, a subsidiary of ZenaTech, bought Morgan Surveying, Inc., a Greensboro, North Carolina on August 4, 2025, land surveying firm with an established reputation for serving customers in Guilford County and surrounding areas for over 30 years. This marks the first completed acquisition in North Carolina, expanding the DaaS business presence in the Southeast region along with five recent Florida-based acquisitions and enhances the company’s ability to sell to both government and commercial customers.

ZenaTech acquired Cardinal Civil Resources, of Williamsburg, Virginia on August 1st, 2025. Cardinal is a land surveying and engineering firm with operations across Virginia, North Carolina, and South Carolina. Cardinal’s commercial portfolio includes a large national homebuilder as well as custom residential developers, large-scale multi-unit builders, airport hangars. This purchase increases the Company’s DaaS footprint in the Southeast region and its portfolio of marquee major customers including the US Department of Transportation (USDOT). The acquisition also comes at a pivotal time for the domestic drone industry, aligning with the recent policy directive BVLOS (Beyond Visual Line of Sight) proposal introduced by US Transportation Secretary Sean P. Duffy, aimed at expanding the commercial use of unmanned systems nationwide.

ZenaTech acquired Lescure Engineers, Inc. (“Lescure”) of Santa Rosa, California, a civil engineering and land surveying firm on September 11, 2025. Lescure Engineers provides full-service civil engineering since 1979, land surveying, and development planning solutions, with expertise spanning water and wastewater systems, utility and drainage planning, commercial and winery permit applications, construction and subdivisions.

ZenaTech acquired A&J Land Surveyor, Inc. (“A&J”), a Jacksonville, Florida, on September 17th, 2025. A&J is a land-based survey and engineering firm founded in 1995, specializing in complex surveying projects across aviation, utility, and infrastructure, with expertise in runway surveys, hangar projects, and utility development. The firm is well established in Jacksonville and has longstanding relationships with leading regional aviation and utility authorities.

ZenaTech purchased Putt Land Surveying, Inc. (“Putt”), a Tucson, Arizona firm, on October 3, 2025. This transaction ushers in the acceleration of the Company’s central and south Arizona operations currently based in Phoenix, and capacity building to serve DaaS clients throughout the state of Arizona. Putt is a land survey founded more than forty years ago, with established clients including City of Tuscon, school districts, and a range of public and private sector clients. Putt Land Surveying, Inc. has a history of providing professional surveying services across southern Arizona. The company operates throughout Cochise, Pima, Pinal, and Santa Cruz counties, offering boundary, certified land surveys for commercial transactions, topographic, design, and construction staking surveys, along with FEMA (Federal Emergency Management Agency) elevation certificates.

ZenaTech purchased Rampart Surveys, LLC (“Rampart”), a Woodland Park, Colorado, firm on November 12th, 2025. This transaction expands Zenatech’s Drone as a Service national footprint into Colorado, providing the first presence in the US Central West region.  Founded in 1997, Rampart Surveys has established a reputation for providing boundary, land title, topographic, and construction staking surveys for commercial projects across central Colorado while maintaining strong relationships with various regional government and private-sector clients across multiple counties. The addition of Rampart Surveys positions ZenaTech to expand service delivery and broaden its DaaS portfolio across Colorado’s agricultural regions to include the introduction of agricultural drone services including crop inspection, monitoring, spraying and crop health analysis.

ZenaTech purchased Smith Surveying Group, LLC (“Smith”), a Jacksonville, Florida firm on November 17, 2025. Smith is a land surveying and inspection firm with longstanding expertise and clients across municipal, aviation, and commercial markets. Founded in 1988, Smith Surveying Group is an established presence in Jacksonville’s public sector and commercial markets across many of the region’s infrastructure, development and land-use projects.

ZenaTech acquired Casado Design Ltd. (“Casado”) of Weston-super-Mare, England, UK-based corporation. They have almost 15 years of experience in conducting land surveys and CAD (Computer-Aided Design) services with 3D modelling and design.

ZenaTech acquired Vara 3D, Inc., (Vara 3D") of Murray, Utah, on December 12, 2025. They are a land surveying company providing construction staking; boundary surveys; solar and water treatment site surveys; and 3D modeling.

ZenaTech purchased Holt Surveying & Mapping, Inc. (“Holt”) of Spokane, Washington, on December 15, 2025. They are a land surveying company with over eight years of experience providing boundary, ALTA, topographic and construction staking.

ZenaTech purchased L.D. King Engineering, Co. Inc. (“L.D. King”) of Ontario, California, on December 18, 2025. They are a civil engineering and land surveying firm with over sixty years of experience providing surveying, engineering, land development, construction management, planning, and quality control services.

ZenaTech purchased Nova Scotia Limited dba Sunrise Window Washers, (“Sunrise”), a Jacksonville, Florida firm on December 15th, 2025. Founded in 1988, Smith Surveying Group is an established presence in Jacksonville’s public sector and commercial markets across many of the region’s infrastructure, development and land-use projects.

Drone as a Service purchased Andrew Spiewak Land Surveyor, Inc. (“Andrew”), a Jacksonville, Florida firm on December 22, 2025. Founded in 1988, Smith Surveying Group is an established presence in Jacksonville’s public sector and commercial markets across many of the region’s infrastructure, development and land-use projects.

After each land survey company acquisition ZenaTech moves forward with converting the service to be provided by drone technology.

Going Concern

We prepared these consolidated financial statements under a going concern basis, which presume that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future The Company had an accumulated (deficit)/Surplus of $(53,742,186) as of December 31, 2025, while the Company had an accumulated (deficit)/Surplus of $(8,524,113) as of December 31, 2024. Working capital as of December 31, 2025, was $18,254,428 (current assets $33,210,192 less current liabilities $14,955,764). Working capital is current assets minus current liabilities. The Company has sufficient credit lines to meet its working capital requirements for the next year.